Organization and Principal Activities (Details) - Schedule of Significant Subsidiaries - Subsidiaries [Member]	12 Months Ended
Sep. 30, 2023
QK365.com INC. (BVI) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Sep. 29, 2014
Place of incorporation	BVI
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Fenglinju (China) Hong Kong Limited (“Fenglinju”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 21, 2021
Place of incorporation	Hong Kong
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Shanghai Meileju Intelligence Technology Co., Ltd. (“Meileju”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jun. 24, 2021
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding